CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable trade, allowance	$ 9,505,481	$ 7,956,036
Advances to suppliers, allowance, current	9,458,683	2,930,978
Advances to suppliers, allowance, non-current	$ 28,665,038	$ 16,458,564
Common shares, shares issued (in shares)	43,155,767	42,893,044
Common shares, shares outstanding (in shares)	43,155,767	42,893,044